SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expenses
Stock based compensation	$ 1,049,379	$ 485,096